Retirement benefit obligations	6 Months Ended
Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations
Note 14: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Defined benefit pension schemes:
Fair value of scheme assets	39,365	51,534
Present value of funded obligations	(33,992)	(47,130)
Net pension scheme asset	5,373	4,404
Other post-retirement schemes	(87)	(103)
Total amounts recognised in the balance sheet	5,286	4,301

Recognised on the balance sheet as:
Retirement benefit assets	5,473	4,531
Retirement benefit obligations	(187)	(230)
Total amounts recognised in the balance sheet	5,286	4,301
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2022	4,301
Income statement charge	(68)
Employer contributions	1,434
Remeasurement	(382)
Exchange and other adjustments	1
Asset at 30 June 2022	5,286
The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Defined benefit schemes	68	122	114
Defined contribution schemes	167	162	140
Total charge to the income statement	235	284	254
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2022%	At 31 Dec 2021%

Discount rate	3.80	1.94
Rate of inflation:
Retail Price Index	3.10	3.21
Consumer Price Index	2.77	2.92
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.82	2.88